Quarterly Financial Information (Unaudited) - Schedule of Quarterly Financial Information (Unaudited) (Detail) - USD ($) $ / shares in Units, $ in Thousands	2 Months Ended	3 Months Ended									12 Months Ended
	Dec. 31, 2017	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Quarterly Financial Information [Line Items]
Net sales		$ 167,065	$ 233,224	$ 176,915	$ 138,723	$ 137,211	$ 169,474	$ 142,812	$ 104,746	$ 99,052	$ 686,073		$ 516,084		$ 426,717
Cost of sales (exclusive of depreciation and amortization)		103,656	149,172	109,046	85,884	86,644	102,595	84,606	66,005	64,061	430,746		317,267		280,396
Selling, general, and administrative expenses		40,468	45,015	41,267	34,537	34,502	37,532	32,511	25,809	25,092	155,321		120,944		77,525
Net income (loss)		7,145	15,519	7,551	274	1,719	7,671	8,045	(4,103)	(5,627)	25,062		5,986		26,880
Net income attributable to non-controlling interests		4,950	10,292	5,981	204	1,122	2,047				17,599		2,047
Net income (loss) attributable to Funko, Inc.		$ 2,195	$ 5,227	$ 1,570	$ 70	$ 597	$ 5,624	$ 8,045	$ (4,103)	$ (5,627)	$ 7,463		$ 3,939		$ 26,880
Basic		$ 0.08	$ 0.21	$ 0.07		$ 0.03	$ 0.04				$ 0.31	[1]	$ 0.04	[1]
Diluted		$ 0.08	0.20	0.06		$ 0.02	0.04				$ 0.29	[1]	$ 0.04	[1]
Class A Common Stock [Member]
Quarterly Financial Information [Line Items]
Net income (loss)	$ 3,085	$ 7,145				$ 1,719					$ 25,062
Net income attributable to non-controlling interests	$ 2,047	$ 4,950				$ 1,122					$ 17,599
Basic	$ 0.04	$ 0.08	0.21	0.07		$ 0.03	0.04				$ 0.31
Diluted	$ 0.04	$ 0.08	$ 0.20	$ 0.06		$ 0.02	$ 0.04				$ 0.29

[1]	Basic and diluted earnings per Class A common stock is applicable only for the period after the Company’s IPO. See Note 18, Earnings Per Share.